CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income available for common shareholders	$ 10,306	$ 10,242	$ 9,611
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	30
Depreciation of premises and equipment	1,489	$ 1,441	$ 1,543
Deferred tax benefit expense	614	545	1,785
Net gains on sales of available-for-sale securities	(534)	(652)	(829)
Gains on loans sold	(270)	(294)	(437)
Proceeds from sale of mortgage loans held for sale	15,455	13,105	21,047
Funding of mortgage loans held for sale	(14,831)	(12,838)	(18,481)
(Gain) loss on other real estate owned	$ (33)	$ (516)	308
Gain on sale of assets			38
Amortization of investment security premiums, net of accretion of discounts	$ 1,196	$ 1,100	1,312
Increase in cash surrender value of life insurance contracts	(376)	(398)	(497)
Changes in:
Other assets	821	(8)	1,243
Other liabilities	(701)	435	143
Net cash provided by operating activities	13,166	12,162	16,786
INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	79,119	47,798	137,150
Proceeds from maturities and calls of available-for-sale securities	31,967	30,072	44,908
Proceeds from maturities and calls of held-to-maturity securities	19,940	5,398	3,890
Purchases of available-for-sale investment securities	(107,655)	$ (134,373)	$ (189,436)
Purchases of held-to-maturity investment securities	(1,991)
Net increase in loans	(78,634)	$ (45,952)	$ (38,267)
Proceeds from sale of other real estate owned	$ 66	$ 1,466	2,378
Proceeds from sale of assets			799
Purchases of premises and equipment	$ (1,234)	$ (2,346)	(831)
Purchase of life insurance policies		(175)	$ (258)
Proceeds from redemption of life insurance policy		264
Net cash used in investing activities	$ (58,422)	(97,848)	$ (39,667)
FINANCING ACTIVITIES
Net increase in deposits	83,846	62,618	24,488
Net increase in securities sold under agreements to repurchase	$ 1,343	$ 4,739	1,027
Payments to FHLB borrowings			(10,100)
Repurchase of common stock	$ (4,408)	$ (3,097)	(3,722)
Cash dividends paid on common stock	(3,594)	(3,685)	(3,800)
Net cash provided by financing activities	77,187	60,575	7,893
Increase (decrease) in cash and cash equivalents	31,931	(25,111)	(14,988)
Cash and cash equivalents at beginning of period	30,297	55,408	70,396
Cash and cash equivalents at end of period	62,228	30,297	55,408
Supplemental disclosures of cash flow information:
Interest on deposits and borrowed funds	2,335	2,479	2,816
Income taxes	$ 3,241	$ 3,094	2,072
Loans to facilitate sale of other real estate owned			1,905
Real estate acquired in settlement of loans	$ 90	$ 5	$ 312